Life and Health Reserves	12 Months Ended
Dec. 31, 2023
Liability for Future Policy Benefits Activity [Abstract]
Long-Duration Insurance Contracts Disclosure	Life and Health Reserves
The Company's gross and net liability for life and health reserves at December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022	December 31, 2021
Long-term protection	$1,432,088	$1,249,661	$1,454,838
Longevity	466,037	304,318	323,489
Total traditional and limited payment long-duration life and health reserves	$1,898,125	$1,553,979	$1,778,327
Other long-duration life and health reserves	116,918	127,752	122,532
Short-term life and health reserves	816,626	795,978	860,997
Total life and health reserves, net	$2,831,669	$2,477,709	$2,761,856
Reinsurance recoverable	27,588	19,810	23,526
Life and health reserves, gross	$2,859,257	$2,497,519	$2,785,382
Traditional and limited payment long-duration contracts
The reconciliation of the beginning and ending net liability for the Company's life and health reserves for traditional and limited payment long-duration contracts for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023		2022		2021
	Long-term Protection	Longevity	Long-term Protection	Longevity	Long-term Protection	Longevity
Present Value of Expected Net Premiums
Balance, beginning of year	$7,181,905	$6,859,347	$8,265,658	$9,450,775	$7,722,807	$8,710,380
Beginning balance at original discount rate	9,912,178	9,468,464	8,929,616	10,101,622	7,832,595	8,417,277
Effect of changes in cash flow assumptions	(46,073)	1,341	124,380	—	132,056	(12,857)
Effect of actual variances from expected experience	129,081	(100,539)	495,356	49,882	138,504	(46,910)
Foreign exchange and other	7,693	(77,951)	61,698	(1,485)	12,107	702
Adjusted beginning of year balance	10,002,879	9,291,315	9,611,050	10,150,019	8,115,262	8,358,212
Issuances	907,176	3,106,448	1,100,371	813,865	1,271,419	2,249,974
Interest accrual	249,381	303,087	215,148	189,144	183,835	152,388
Net premiums collected	(564,741)	(1,012,723)	(519,987)	(668,228)	(497,615)	(601,195)
Foreign exchange and other	157,390	632,042	(494,404)	(1,016,336)	(143,285)	(57,757)
Ending balance at original discount rate	10,752,085	12,320,169	9,912,178	9,468,464	8,929,616	10,101,622
Effect of changes in discount rate assumptions	(2,238,887)	(1,914,504)	(2,730,273)	(2,609,117)	(663,958)	(650,847)
Balance, end of year	$8,513,198	$10,405,665	$7,181,905	$6,859,347	$8,265,658	$9,450,775
Present Value of Expected Future Policy Benefits
Balance, beginning of year	$8,444,212	$7,167,340	$9,735,516	$9,778,306	$9,197,194	$9,080,355
Beginning balance at original discount rate	11,279,091	9,735,709	10,405,240	10,400,475	9,253,956	8,758,460
Effect of changes in cash flow assumptions	(29,989)	1,671	100,464	—	175,808	(17,855)
Effect of actual variances from expected experience	124,864	(113,205)	520,942	47,215	198,217	(46,809)
Foreign exchange and other	24,331	(89,722)	67,193	(2,935)	11,525	770
Adjusted beginning of year balance	11,398,297	9,534,453	11,093,839	10,444,755	9,639,506	8,694,566
Issuances	910,154	3,111,518	1,095,566	814,178	1,250,111	2,249,787
Interest accrual	269,802	308,484	235,775	194,485	207,736	160,408
Benefit payments	(521,918)	(885,792)	(542,353)	(666,887)	(503,727)	(643,565)
Foreign exchange and other	201,607	656,619	(603,736)	(1,050,822)	(188,386)	(60,721)
Ending balance at original discount rate	12,257,942	12,725,282	11,279,091	9,735,709	10,405,240	10,400,475
Effect of changes in discount rate assumptions	(2,309,437)	(1,851,883)	(2,834,879)	(2,568,369)	(669,724)	(622,169)
Balance, end of year	$9,948,505	$10,873,399	$8,444,212	$7,167,340	$9,735,516	$9,778,306

Cumulative impact of flooring	$4,037	$1,828	$2,367	$—	$194	$819
Liability for future policy benefits, after flooring adjustment	$1,439,344	$469,562	$1,264,674	$307,993	$1,470,052	$328,350
Less: reinsurance recoverable	7,256	3,525	15,013	3,675	15,214	4,861
Net liability for future policy benefits, after reinsurance recoverable	$1,432,088	$466,037	$1,249,661	$304,318	$1,454,838	$323,489
The amount of undiscounted and discounted expected future gross premiums and expected future benefit payments for traditional and limited payment long-duration contracts for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022	December 31, 2021
Long-term Protection
Undiscounted expected future gross premiums	$22,577,821	$19,982,118	$17,229,187
Undiscounted expected future benefit payments	$19,981,172	$17,642,176	$15,441,167
Discounted expected future gross premiums	$10,835,854	$9,162,867	$10,592,914
Discounted expected future benefit payments	$9,948,505	$8,444,212	$9,735,516
	December 31, 2023	December 31, 2022	December 31, 2021
Longevity
Undiscounted expected future gross premiums	$17,998,514	$13,032,711	$13,647,768
Undiscounted expected future benefit payments	$16,929,038	$12,199,575	$12,752,333
Discounted expected future gross premiums	$11,284,884	$7,485,087	$10,331,411
Discounted expected future benefit payments	$10,873,399	$7,167,340	$9,778,306
The total gross premiums and interest expense recognized in the Consolidated Statements of Operations for traditional and limited payment long-duration contracts for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	Gross Premiums			Interest Expense
	2023	2022	2021	2023	2022	2021
Long-term protection	$744,428	$684,990	$662,496	$20,421	$20,627	$23,901
Longevity	1,094,934	742,542	692,000	5,397	5,341	8,020
Total	$1,839,362	$1,427,532	$1,354,496	$25,818	$25,968	$31,921
The weighted-average interest rates for traditional and limited payment long-duration contracts for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Long-term Protection:
Interest accretion rate	2.63%	2.43%	2.28%
Current discount rate	4.48%	4.93%	2.87%

	2023	2022	2021
Longevity:
Interest accretion rate	2.95%	2.06%	1.94%
Current discount rate	4.83%	5.48%	2.48%
The weighted-average duration of reserves for long-term protection was 4.2 years, 4.4 years and 5.3 years for the years ended December 31, 2023, 2022 and 2021, respectively. The weighted average duration of reserves for Longevity has been split into the fixed premium leg and the floating claims leg, with the fixed premium leg having a duration of 7.6 years, 7.8 years and 9.8 years and the floating claims leg having a duration of 7.5 years, 7.7 years and 9.5 years, for the years ended December 31, 2023, 2022 and 2021, respectively.
Long-term protection
Significant assumptions used to calculate the LFPB for long-term protection include mortality, morbidity, and persistency, and both locked-in and current discount rates.
In 2023, the Company undertook a review of significant assumptions and primarily made changes to mortality and morbidity. Mortality assumption updates primarily reflected mixed future mortality improvements and claims experience on certain treaties that largely offset. Morbidity assumption updates primarily reflected adverse claims experience on a specific treaty. Current discount rates were updated from 2022 resulting in a slight increase to the LFPB.
In 2022, the Company undertook a review of significant assumptions and primarily made changes to mortality and morbidity. Mortality assumption updates largely reflected unfavorable claims experience on certain treaties. Morbidity assumption updates largely reflected adverse claims experience on a specific treaty. Current discount rates were updated from 2021 resulting in a significant decrease to the LFPB.
In 2021, the Company undertook a review of significant assumptions and primarily made changes to mortality and morbidity. Mortality assumption updates primarily reflected unfavorable claims experience on certain treaties. Morbidity assumption updates primarily reflected adverse claims experience on specific treaties. Current discount rates were updated from 2020 resulting in a significant decrease to the LFPB.
Impacts to expected net premiums and expected future policy benefits due to assumption changes in 2023, 2022 and 2021 can be observed in the LFPB rollforward tables at December 31, 2023, 2022 and 2021.
Longevity
Significant assumptions used to calculate the LFPB for Longevity include mortality, and both locked-in and current discount rates.
In 2023, the Company undertook a review of significant assumptions and updated mortality improvement assumptions to reflect favorable developments prior to COVID-19. Current discount rates were updated from 2022, resulting in a slight decrease to the LFPB.
In 2022, the Company reviewed actual experience but did not make any assumption updates. Current discount rates were updated from 2021, resulting in a slight increase to the LFPB.
In 2021, the Company undertook a review of significant assumptions and made revisions to mortality improvement assumption model parameters to reflect industry trends. Current discount rates were updated from 2020, resulting in a slight decrease to the LFPB.
Impacts to expected net premiums and expected future policy benefits due to assumption changes in 2023, 2022 and 2021 can be observed in the LFPB rollforward tables at December 31, 2023, 2022 and 2021.
Life and health short-duration reserves
The reconciliation of the beginning and ending gross and net liability of the life and health reserves for short-duration contracts for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Gross liability at beginning of year	$797,100	$864,448	$960,198
Reinsurance recoverable at beginning of year	1,122	3,451	6,397
Net liability at beginning of year	795,978	860,997	953,801
Net incurred losses	187,078	157,572	184,872
Net losses paid	(190,082)	(172,043)	(234,501)
Effects of foreign exchange rate changes and other	23,652	(50,548)	(43,175)
Net liability at end of year	816,626	795,978	860,997
Reinsurance recoverable at end of year	16,807	1,122	3,451
Gross liability at end of year	$833,433	$797,100	$864,448